Cover	Sep. 10, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 10, 2025
Entity File Number	333-273760
Entity Registrant Name	Blue Chip Capital Group, Inc.
Entity Central Index Key	0001932213
Entity Tax Identification Number	84-3870355
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	269 South Beverly Drive
Entity Address, Address Line Two	Suite 373
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90212
City Area Code	402
Local Phone Number	960-6110
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false